Short-Term Bank Loan (Details)	Mar. 21, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Mar. 21, 2022 CNY (¥)
Short-Term Bank Loan (Details) [Line Items]
Working capital | $	$ 2,460,000
Loan interest per annum	4.60%
Deposits | $	$ 3,000,000
Short-term debt | ¥				¥ 17,000,000
Outstanding balance		$ 2,464,375	¥ 17,000,000
Shanghai bank[Member]
Short-Term Bank Loan (Details) [Line Items]
Working capital | ¥				¥ 17,000,000